Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Accounts receivable	$7,944,942	$8,616,667	$1,101,045
Less: Provision for credit losses	(241,959)	(225)	(29)
Accounts receivable, net	$7,702,983	$8,616,442	$1,101,016

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$189,016	$241,959	$30,918
Cumulative-effect adjustment of adoption of CECL	-	(189,671)	(24,236)
Addition	142,194	88,578	11,319
Write-off	(89,251)	(140,641)	(17,972)
Ending balance	$241,959	$225	$29

The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 and recorded a cumulative-effect adjustment of HKD 189,671 (US$24,236) for the application of a CECL model which resulted in a reduction in the beginning balance of provision for credit losses for accounts receivable as of April 1, 2023.

For the years ended March 31, 2022, 2023 and 2024, the Company accrued additional provision for credit losses for accounts receivable in an amount of HKD 197,359, HKD 142,194 and HKD 88,578 (US$11,319), respectively, on its consolidated statements of income and comprehensive income.

During the years ended March 31, 2023 and 2024, the Company had written off the uncollectible receivables in an amount of HKD 89,251 and HKD 140,641 (US$17,972), respectively.